Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$678,497.79

Principal:
Principal Collections	$10,097,323.05
Prepayments in Full	$3,789,785.71
Liquidation Proceeds	$138,281.33
Recoveries	$63,327.17
Sub Total	$14,088,717.26
Collections	$14,767,215.05

Purchase Amounts:
Purchase Amounts Related to Principal	$196,380.87
Purchase Amounts Related to Interest	$933.32
Sub Total	$197,314.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,964,529.24

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,964,529.24
Servicing Fee	$169,491.53	$169,491.53	$0.00	$0.00	$14,795,037.71
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,795,037.71
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,795,037.71
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,795,037.71
Interest - Class A-4 Notes	$87,149.92	$87,149.92	$0.00	$0.00	$14,707,887.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,707,887.79
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$14,651,279.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,651,279.96
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$14,609,125.63
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,609,125.63
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$14,552,266.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,552,266.30
Regular Principal Payment	$13,801,178.78	$13,801,178.78	$0.00	$0.00	$751,087.52
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$751,087.52
Residual Released to Depositor	$0.00	$751,087.52	$0.00	$0.00	$0.00
Total		$14,964,529.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,801,178.78
Total					$13,801,178.78
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,801,178.78	$125.24	$87,149.92	$0.79	$13,888,328.70	$126.03
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$13,801,178.78	$9.20	$242,771.41	$0.16	$14,043,950.19	$9.36

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$94,216,127.74	0.8549558	$80,414,948.96	0.7297182
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$197,146,127.74	0.1314544	$183,344,948.96	0.1222520

Pool Information
Weighted Average APR	4.054%	4.072%
Weighted Average Remaining Term	23.12	22.37
Number of Receivables Outstanding	22,171	21,432
Pool Balance	$203,389,836.05	$189,018,129.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$197,146,127.74	$183,344,948.96
Pool Factor	0.1331958	0.1237840

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$5,673,180.13
Targeted Overcollateralization Amount	$5,673,180.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,673,180.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$149,936.00
(Recoveries)		115	$63,327.17
Net Loss for Current Collection Period			$86,608.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5110%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.1589%
Second Preceding Collection Period			0.8869%
Preceding Collection Period			0.3280%
Current Collection Period			0.5297%
Four Month Average (Current and Preceding Three Collection Periods)			0.7259%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,910	$10,444,669.29
(Cumulative Recoveries)			$1,820,384.81
Cumulative Net Loss for All Collection Periods			$8,624,284.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5648%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,127.22
Average Net Loss for Receivables that have experienced a Realized Loss			$1,756.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.37%	360	$4,476,066.56
61-90 Days Delinquent	0.24%	34	$448,884.68
91-120 Days Delinquent	0.06%	8	$104,673.07
Over 120 Days Delinquent	0.42%	43	$792,945.50
Total Delinquent Receivables	3.08%	445	$5,822,569.81

Repossession Inventory:
Repossessed in the Current Collection Period		15	$205,744.55
Total Repossessed Inventory		30	$465,049.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4662%
Preceding Collection Period			0.4601%
Current Collection Period			0.3966%
Three Month Average			0.4409%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer